Investment Objectives and Goals	Jul. 24, 2026
T. Rowe Price Biotech ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital appreciation.
T. Rowe Price Capital Appreciation Fixed Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide income,
Objective, Secondary [Text Block]	and secondarily, capital appreciation.
T. Rowe Price Dynamic Emerging Markets Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide income and capital appreciation.
T. Rowe Price Mid-Cap Equity Research ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.
T. Rowe Price Securitized Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide high current income,
Objective, Secondary [Text Block]	and secondarily, capital growth.
T. Rowe Price Small-Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide long-term capital growth.